KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sentry Life Insurance Company and the
Contract Owners of Sentry Variable Account II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Sentry Variable Account II (the Separate Account) as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of the Separate Account since 2007.

Milwaukee, Wisconsin
February 20, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

 AppendixJanus Henderson Series – Institutional Shares – Research Portfolio (1)Janus Henderson Series – Institutional Shares – Enterprise Portfolio (1)Janus Henderson Series – Institutional Shares – Forty Portfolio (1)Janus Henderson Series – Institutional Shares – Global Research Portfolio (1)Janus Henderson Series – Institutional Shares – Balanced Portfolio (1)T. Rowe Price Fixed Income Series, Inc. – Government Money Portfolio (1)T. Rowe Price Fixed Income Series, Inc. – Limited Term Bond PortfolioT. Rowe Price Equity Series, Inc. – Equity Income PortfolioT. Rowe Price Equity Series, Inc. – Personal Strategy Balanced PortfolioT. Rowe Price Equity Series, Inc. – Mid-Cap Growth PortfolioT. Rowe Price International Series, Inc. – International Stock Portfolio Vanguard Variable Insurance Fund – Balanced PortfolioVanguard Variable Insurance Fund – Equity Index Portfolio Vanguard Variable Insurance Fund – High Yield Bond PortfolioVanguard Variable Insurance Fund – Small Company Growth PortfolioVanguard Variable Insurance Fund – Mid-Cap Index Portfolio Vanguard Variable Insurance Fund – REIT Index Portfolio(1) See the statement of assets and liabilities for the former name of the sub-acc
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019
Assets:

Investments at fair value:

*	Janus Henderson Series - Institutional Shares:
	**	Research Portfolio, 22,438 shares (cost $663,553)	$915,257
		Enterprise Portfolio, 155,077 shares (cost $8,041,874)	13,252,911
		Forty Portfolio, 32,783 shares (cost $ 1,190,905)	1,454,910
		Global Research Portfolio, 6,937 shares (cost $ 221,714)	392,582
		Balanced Portfolio, 31,188 shares (cost $ 923,798)	1,231,289

	T. Rowe Price Fixed Income Series, Inc.:
	***	Government Money Portfolio, 584,482 shares (cost $ 584,482)	584,482
		Limited Term Bond Portfolio, 181,059 shares (cost $ 899,157)	881,755

	T. Rowe Price Equity Series, Inc.:
		Equity Income Portfolio, 51,658 shares (cost $ 1,210,273)	1,401,475
	****	Moderate Allocation Portfolio, 176,471 shares (cost $ 3,494,013)	3,698,826
		Mid-Cap Growth Portfolio, 20,009 shares (cost $ 534,328)	577,854

	T. Rowe Price International Series, Inc.:
		International Stock Portfolio, 9,835 shares (cost $ 143,775)	153,620

	Vanguard Variable Insurance Fund:
		Balanced Portfolio, 37,038 shares (cost $ 795,300)	923,734
		Equity Index Portfolio, 11,001 shares (cost $ 386,238)	524,757
		High Yield Bond Portfolio, 15,300 shares (cost $ 120,205)	125,304
		Small Company Growth Portfolio, 20,879 shares (cost $ 461,159)	481,888
		Mid-Cap Index Portfolio, 19,947 shares (cost $ 401,392)	479,333
		REIT Index Portfolio, 32,314 shares (cost $ 426,157)	444,001

Total Assets			27,523,978
Total Liabilities			-

Net Assets			$27,523,978

See accompanying notes to financial statements

*	Formerly Janus Aspen Series
**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2019
				Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Global	Janus Henderson
	Research**	Enterprise	Forty	Research	Balanced
Investment income:
Dividends	$3,689	$25,044	$2,011	$3,600	$22,369

Expenses:
Mortality and expense risk charges	9,553	151,965	15,834	4,307	13,968

Net investment income (loss)	(5,864)	(126,921)	(13,823)	(707)	8,401

Realized gains (loss) on investments:
Realized net investment gain (loss)	20,362	869,376	325	9,582	30,661

Capital gain distributions received	80,522	744,667	102,657	21,378	31,576

Realized gain (loss) on investments and
capital gain distributions, net	100,884	1,614,043	102,982	30,960	62,237

Unrealized appreciation (depreciation), net	133,007	2,065,148	303,566	55,652	151,208

Net increase (decrease) in net assets
from operations	$228,027	$3,552,270	$392,725	$85,905	$221,846

See accompanying notes to financial statements
**   Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2019
		T. Rowe Price		T. Rowe Price	T. Rowe Price	T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price	Moderate Allocation	Mid-Cap	International
	Government Money***	Bond	Equity Income	Portfolio****	Growth	Stock
Investment income:
Dividends	$12,745	$21,552	$31,203	$74,422	$744	$3,414

Expenses:
Mortality and expense risk charges	8,920	10,774	16,231	46,168	7,916	2,008

Net investment income (loss)	3,825	10,778	14,972	28,254	(7,172)	1,406

Realized gains (loss) on investments:
Realized net investment gain (loss)	-	(2,882)	42,469	99,996	54,533	9,082

Capital gain distributions received	-	-	82,590	94,265	40,374	6,091

Realized gain (loss) on investments and
capital gain distributions, net	-	(2,882)	125,059	194,261	94,907	15,173

Unrealized appreciation (depreciation), net	-	19,813	155,888	430,122	83,034	20,817

Net increase (decrease) in net assets
from operations	$3,825	$27,709	$295,919	$652,637	$170,769	$37,396

See accompanying notes to financial statements

***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2019
			Vanguard	Vanguard	Vanguard
	Vanguard	Vanguard	High Yield	Small Company	Mid-Cap	Vanguard
	Balanced	Equity Index	Bond	Growth	Index	REIT Index
Investment income:
Dividends	$23,215	$6,463	$7,713	$2,409	$7,087	$11,174

Expenses:
Mortality and expense risk charges	10,291	4,608	1,494	5,669	5,629	5,059

Net investment income (loss)	12,924	1,855	6,219	(3,260)	1,458	6,115

Realized gains (loss) on investments:
Realized net investment gain (loss)	12,438	7,978	(731)	(3,320)	17,768	(4)

Capital gain distributions received	46,679	8,463	-	52,360	36,533	20,194

Realized gain (loss) on investments and
capital gain distributions, net	59,117	16,441	(731)	49,040	54,301	20,190

Unrealized appreciation (depreciation), net	90,260	82,763	10,958	62,787	60,634	71,786

Net increase (decrease) in net assets
from operations	$162,301	$101,059	$16,446	$108,567	$116,393	$98,091

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended December 31
							Janus Henderson
	Janus Henderson		Janus Henderson		Janus Henderson		Global		Janus Henderson
	Research**		Enterprise		Forty		Research		Balanced
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,864)	$(5,314)	$(126,921)	$(122,222)	$(13,823)	$(15,287)	$(707)	$(271)	$8,401	$10,702

Realized gains (losses) on investments	100,884	85,090	1,614,043	2,704,208	102,982	192,303	30,960	9,415	62,237	53,206

Unrealized appreciation (depreciation), net	133,007	(95,173)	2,065,148	(2,634,098)	303,566	(161,848)	55,652	(37,161)	151,208	(69,280)

Net increase (decrease) in net assets from operations	228,027	(15,397)	3,552,270	(52,112)	392,725	15,168	85,905	(28,018)	221,846	(5,371)

Contract transactions:
Purchase payments	8,801	7,380	38,948	46,392	8,106	21,268	2,181	8,373	9,286	21,038

Transfers between subaccounts, net	38,644	(100,915)	(115,442)	232	37,974	(1,679)	115	(450)	17,703	11,880

Withdrawals	(41,782)	(15,337)	(1,002,285)	(2,867,094)	(131,486)	(103,512)	(20,785)	(19,525)	(106,489)	(76,227)

Contract maintenance fees	(1,039)	(1,049)	(10,137)	(10,718)	(1,142)	(1,163)	(412)	(414)	(1,463)	(1,496)

Net increase (decrease) in net assets
derived from contract transactions	4,624	(109,922)	(1,088,916)	(2,831,189)	(86,548)	(85,085)	(18,901)	(12,015)	(80,963)	(44,806)

Total increase (decrease) in net assets	232,651	(125,319)	2,463,354	(2,883,301)	306,177	(69,917)	67,004	(40,033)	140,883	(50,177)

Net assets at beginning of year	682,606	807,925	10,789,557	13,672,858	1,148,733	1,218,650	325,578	365,612	1,090,406	1,140,583

Net assets at end of year	$915,257	$682,606	$13,252,911	$10,789,557	$1,454,910	$1,148,733	$392,582	$325,578	$1,231,289	$1,090,406
See accompanying notes to financial statements
**   Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended December 31
			T. Rowe Price				T. Rowe Price		T. Rowe Price		T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price		Moderate Allocation		Mid-Cap		International
	Government Money***		Bond		Equity Income		Portfolio ****		Growth		Stock
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,825	$896	$10,778	$7,284	$14,972	$11,251	$28,254	$24,424	$(7,172)	$(8,687)	$1,406	$26

Realized gains (losses) on investments	-	-	(2,882)	(3,812)	125,059	155,179	194,261	511,808	94,907	110,661	15,173	26,168

Unrealized appreciation (depreciation), net	-	-	19,813	(3,936)	155,888	(313,233)	430,122	(783,883)	83,034	(116,814)	20,817	(54,131)

Net increase (decrease) in net assets from operations	3,825	896	27,709	(465)	295,919	(146,803)	652,637	(247,651)	170,769	(14,840)	37,396	(27,938)

Contract transactions:
Purchase payments	2,888	1,525	9,838	23,813	8,012	15,863	12,210	15,114	3,431	15,529	3,840	4,190

Transfers between subaccounts, net	591	86,647	6,248	(7,456)	(32,391)	696	(27,502)	3,275	(30,958)	(1,438)	(25,557)	(642)

Withdrawals	(191,781)	(51,826)	(58,971)	(69,414)	(114,156)	(88,785)	(767,271)	(788,981)	(195,920)	(76,956)	(16,257)	(38,522)

Contract maintenance fees	(513)	(603)	(987)	(1,134)	(1,325)	(1,406)	(3,149)	(3,754)	(543)	(596)	(224)	(272)

Net increase (decrease) in net assets
derived from contract transactions	(188,815)	35,743	(43,872)	(54,191)	(139,860)	(73,632)	(785,712)	(774,347)	(223,990)	(63,462)	(38,198)	(35,246)

Total increase (decrease) in net assets	(184,990)	36,639	(16,163)	(54,656)	156,059	(220,436)	(133,075)	(1,021,998)	(53,221)	(78,302)	(802)	(63,184)

Net assets at beginning of year	769,472	732,833	897,918	952,574	1,245,416	1,465,852	3,831,901	4,853,899	631,075	709,377	154,422	217,605

Net assets at end of year	$584,482	$769,472	$881,755	$897,918	$1,401,475	$1,245,416	$3,698,826	$3,831,901	$577,854	$631,075	$153,620	$154,422

See accompanying notes to financial statements
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended December 31
					Vanguard		Vanguard		Vanguard
	Vanguard		Vanguard		High Yield		Small Company		Mid-Cap		Vanguard
	Balanced		Equity Index		Bond		Growth		Index		REIT Index
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,924	$9,844	$1,855	$1,875	$6,219	$4,657	$(3,260)	$(4,060)	$1,458	$(41)	$6,115	$7,459

Realized gains (losses) on investments	59,117	73,130	16,441	33,689	(731)	(284)	49,040	62,616	54,301	43,698	20,190	15,307

Unrealized appreciation (depreciation), net	90,260	(119,408)	82,763	(49,663)	10,958	(9,034)	62,787	(97,065)	60,634	(89,590)	71,786	(48,525)

Net increase (decrease) in net assets from operations	162,301	(36,433)	101,059	(14,099)	16,446	(4,662)	108,567	(38,509)	116,393	(45,933)	98,091	(25,759)

Contract transactions:
Purchase payments	5,018	1,705	1,660	1,913	440	240	2,726	11,272	1,725	1,893	1,385	4,248

Transfers between subaccounts, net	(1,822)	1,396	137,523	(1,133)	3,291	863	(7,456)	837	1,351	(111)	(2,314)	7,999

Withdrawals	(30,761)	(60,200)	(12,977)	(55,600)	(12,846)	(33,341)	(49,861)	(41,324)	(51,782)	(50,381)	(22,461)	(56,665)

Contract maintenance fees	(536)	(652)	(277)	(317)	(149)	(171)	(377)	(460)	(320)	(353)	(305)	(325)

Net increase (decrease) in net assets
derived from contract transactions	(28,101)	(57,751)	125,929	(55,137)	(9,264)	(32,408)	(54,968)	(29,676)	(49,026)	(48,953)	(23,695)	(44,743)

Total increase (decrease) in net assets	134,200	(94,185)	226,988	(69,236)	7,182	(37,070)	53,599	(68,185)	67,367	(94,886)	74,396	(70,503)

Net assets at beginning of year	789,534	883,719	297,769	367,005	118,122	155,191	428,289	496,474	411,966	506,851	369,605	440,107

Net assets at end of year	$923,734	$789,534	$524,757	$297,769	$125,304	$118,122	$481,888	$428,289	$479,333	$411,966	$444,001	$369,605

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 and 2018

1.	Organization
The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Account's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2019. The Funds value their investment securities at fair value.
Securities Transactions and Investment Income
Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.
Federal Income Taxes
The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.
Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.
Subsequent Events
In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2019 through February 20, 2020, the date the financial statements were issued. No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 and 2018
3.	Purchases and Sales of Securities

In 2019, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$131,822	$52,540
	Janus Henderson Enterprise Portfolio	855,363	1,326,532
	Janus Henderson Forty Portfolio	151,475	149,189
	Janus Henderson Global Research Portfolio	27,283	25,512
	Janus Henderson Balanced Portfolio	83,029	124,015
***	T. Rowe Price Government Money Portfolio	16,386	201,377
	T. Rowe Price Limited Term Bond Portfolio	39,978	73,072
	T. Rowe Price Equity Income Portfolio	123,112	165,410
****	T. Rowe Price Moderate Allocation Portfolio	189,972	853,165
	T. Rowe Price Mid-Cap Growth Portfolio	84,996	275,784
	T. Rowe Price International Stock Portfolio	14,440	45,141
	Vanguard Balanced Portfolio	83,717	52,215
	Vanguard Equity Index Portfolio	154,726	18,479
	Vanguard High Yield Bond Portfolio	11,678	14,722
	Vanguard Small Company Growth Portfolio	60,898	66,766
	Vanguard Mid-Cap Index Portfolio	46,863	57,898
	Vanguard REIT Index Portfolio	32,755	30,142
	Total	$2,108,493	$3,531,959

In 2018, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$52,134	$127,068
	Janus Henderson Enterprise Portfolio	678,383	3,033,214
	Janus Henderson Forty Portfolio	193,564	121,641
	Janus Henderson Global Research Portfolio	12,571	24,857
	Janus Henderson Balanced Portfolio	89,139	92,544
***	T. Rowe Price Government Money Portfolio	114,370	77,730
	T. Rowe Price Limited Term Bond Portfolio	61,730	108,637
	T. Rowe Price Equity Income Portfolio	169,798	107,302
	T. Rowe Price Personal Strategy Balanced Portfolio	362,646	850,824
	T. Rowe Price Mid-Cap Growth Portfolio	107,297	87,704
	T. Rowe Price International Stock Portfolio	23,615	42,043
	Vanguard Balanced Portfolio	70,466	75,991
	Vanguard Equity Index Portfolio	14,171	61,408
	Vanguard High Yield Bond Portfolio	7,314	35,066
	Vanguard Small Company Growth Portfolio	80,804	61,664
	Vanguard Mid-Cap Index Portfolio	31,795	57,303
	Vanguard REIT Index Portfolio	40,712	62,921
	Total	$2,110,509	$5,027,917
**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 and 2018
4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:
	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$27,523,978	-	$27,523,978
The Variable Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 and 2018
6.      Changes in Units Outstanding

   The changes in units outstanding for the year ended December 31, 2019 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	2,845	2,786	60
	Janus Henderson Enterprise Portfolio	509	6,986	(6,476)
	Janus Henderson Forty Portfolio	1,680	5,052	(3,372)
	Janus Henderson Global Research Portfolio	199	1,979	(1,780)
	Janus Henderson Balanced Portfolio	1,079	4,071	(2,991)
***	T. Rowe Price Government Money Portfolio	182	9,603	(9,421)
	T. Rowe Price Limited Term Bond Portfolio	496	1,664	(1,168)
	T. Rowe Price Equity Income Portfolio	317	5,051	(4,734)
****	T. Rowe Price Moderate Allocation Portfolio	273	10,199	(9,926)
	T. Rowe Price Mid-Cap Growth Portfolio	867	5,299	(4,432)
	T. Rowe Price International Stock Portfolio	374	3,137	(2,764)
	Vanguard Balanced Portfolio	476	1,458	(982)
	Vanguard Equity Index Portfolio	4,560	470	4,090
	Vanguard High Yield Bond Portfolio	174	569	(396)
	Vanguard Small Company Growth Portfolio	167	1,691	(1,524)
	Vanguard Mid-Cap Index Portfolio	92	1,441	(1,349)
	Vanguard REIT Index Portfolio	35	658	(623)

   The changes in units outstanding for the year ended December 31, 2018 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	483	7,411	(6,929)
	Janus Henderson Enterprise Portfolio	330	19,688	(19,358)
	Janus Henderson Forty Portfolio	849	4,393	(3,544)
	Janus Henderson Global Research Portfolio	749	1,839	(1,090)
	Janus Henderson Balanced Portfolio	1,326	3,113	(1,787)
***	T. Rowe Price Government Money Portfolio	5,249	3,453	1,796
	T. Rowe Price Limited Term Bond Portfolio	1,192	2,676	(1,484)
	T. Rowe Price Equity Income Portfolio	578	3,080	(2,502)
	T. Rowe Price Personal Strategy Balanced Portfolio	300	10,406	(10,106)
	T. Rowe Price Mid-Cap Growth Portfolio	336	1,662	(1,326)
	T. Rowe Price International Stock Portfolio	330	2,863	(2,534)
	Vanguard Balanced Portfolio	288	2,295	(2,007)
	Vanguard Equity Index Portfolio	69	1,928	(1,859)
	Vanguard High Yield Bond Portfolio	50	1,495	(1,445)
	Vanguard Small Company Growth Portfolio	713	1,564	(851)
	Vanguard Mid-Cap Index Portfolio	73	1,446	(1,373)
	Vanguard REIT Index Portfolio	385	1,643	(1,258)

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 and 2018
7.   Financial Highlights
A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2019 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	49,818	$18.37	$915	1.20%	0.46%	33.92%
	Janus Henderson Enterprise Portfolio	71,947	184.20	13,253	1.20	0.20	33.89
	Janus Henderson Forty Portfolio	48,036	30.29	1,455	1.20	0.15	35.54
	Janus Henderson Global Research Portfolio	30,943	12.69	393	1.20	1.00	27.52
	Janus Henderson Balanced Portfolio	41,105	29.95	1,231	1.20	1.91	21.14
***	T. Rowe Price Government Money Portfolio	29,153	20.05	584	1.20	1.72	0.51
	T. Rowe Price Limited Term Bond Portfolio	23,352	37.76	882	1.20	2.40	3.11
	T. Rowe Price Equity Income Portfolio	43,054	32.55	1,401	1.20	2.30	24.90
****	T. Rowe Price Moderate Allocation Portfolio	43,841	84.37	3,699	1.20	1.94	18.38
	T. Rowe Price Mid-Cap Growth Portfolio	10,631	54.35	578	1.20	0.11	29.74
	T. Rowe Price International Stock Portfolio	10,266	14.96	154	1.20	2.04	26.26
	Vanguard Balanced Portfolio	28,461	32.46	924	1.20	2.69	21.04
	Vanguard Equity Index Portfolio	15,508	33.84	525	1.20	1.64	29.75
	Vanguard High Yield Bond Portfolio	5,106	24.54	125	1.20	6.18	14.30
	Vanguard Small Company Growth Portfolio	12,181	39.56	482	1.20	0.51	26.59
	Vanguard Mid-Cap Index Portfolio	12,096	39.63	479	1.20	1.50	29.33
	Vanguard REIT Index Portfolio	10,460	42.45	444	1.20	2.63	27.29

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2018 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	49,758	$13.72	$683	1.20%	0.56%	(3.75)%
	Janus Henderson Enterprise Portfolio	78,423	137.58	10,790	1.20	0.24	(1.61)
	Janus Henderson Forty Portfolio	51,408	22.35	1,149	1.20	-	0.76
	Janus Henderson Global Research Portfolio	32,724	9.95	326	1.20	1.14	(7.98)
	Janus Henderson Balanced Portfolio	44,096	24.73	1,090	1.20	2.15	(0.52)
***	T. Rowe Price Government Money Portfolio	38,574	19.95	769	1.20	1.32	0.11
	T. Rowe Price Limited Term Bond Portfolio	24,520	36.62	898	1.20	2.01	(0.03)
	T. Rowe Price Equity Income Portfolio	47,788	26.06	1,245	1.20	2.02	(10.59)
	T. Rowe Price Personal Strategy Balanced Portfolio	53,766	71.27	3,832	1.20	1.77	(6.22)
	T. Rowe Price Mid-Cap Growth Portfolio	15,064	41.89	631	1.20	-	(3.21)
	T. Rowe Price International Stock Portfolio	13,030	11.85	154	1.20	1.24	(15.24)
	Vanguard Balanced Portfolio	29,444	26.82	790	1.20	2.38	(4.57)
	Vanguard Equity Index Portfolio	11,418	26.08	298	1.20	1.75	(5.65)
	Vanguard High Yield Bond Portfolio	5,502	21.47	118	1.20	4.91	(3.90)
	Vanguard Small Company Growth Portfolio	13,705	31.25	428	1.20	0.39	(8.38)
	Vanguard Mid-Cap Index Portfolio	13,445	30.64	412	1.20	1.21	(10.42)
	Vanguard REIT Index Portfolio	11,083	33.35	370	1.20	3.07	(6.48)

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 and 2018
7.   Financial Highlights (continued)
 A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	56,687	$14.25	$808	1.20%	0.39%	26.37%
	Janus Henderson Enterprise Portfolio	97,780	139.83	13,673	1.20	0.25	25.92
	Janus Henderson Forty Portfolio	54,952	22.18	1,219	1.20	-	28.78
	Janus Henderson Global Research Portfolio	33,813	10.81	366	1.20	0.84	25.53
	Janus Henderson Balanced Portfolio	45,883	24.86	1,141	1.20	1.59	17.03
***	T. Rowe Price Government Money Portfolio	36,778	19.93	733	1.20	0.34	(0.86)
	T. Rowe Price Limited Term Bond Portfolio	26,004	36.63	953	1.20	1.46	(0.15)
	T. Rowe Price Equity Income Portfolio	50,290	29.15	1,466	1.20	1.74	14.65
	T. Rowe Price Personal Strategy Balanced Portfolio	63,873	75.99	4,854	1.20	1.52	16.02
	T. Rowe Price Mid-Cap Growth Portfolio	16,390	43.28	709	1.20	-	23.30
	T. Rowe Price International Stock Portfolio	15,563	13.98	218	1.20	1.10	26.37
	Vanguard Balanced Portfolio	31,451	28.10	884	1.20	2.30	13.36
	Vanguard Equity Index Portfolio	13,277	27.64	367	1.20	1.82	20.22
	Vanguard High Yield Bond Portfolio	6,947	22.34	155	1.20	4.89	5.74
	Vanguard Small Company Growth Portfolio	14,556	34.11	496	1.20	0.47	22.01
	Vanguard Mid-Cap Index Portfolio	14,818	34.21	507	1.20	1.19	17.67
	Vanguard REIT Index Portfolio	12,341	35.66	440	1.20	2.64	3.53

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	61,790	$11.28	$697	1.20%	0.53%	(0.69)%
Janus Aspen Enterprise Portfolio	103,368	111.05	11,479	1.20	0.14	11.03
Janus Aspen Forty Portfolio	64,112	17.22	1,104	1.20	-	0.98
Janus Aspen Global Research Portfolio	38,513	8.61	332	1.20	1.09	0.85
Janus Aspen Balanced Portfolio	49,036	21.24	1,042	1.20	2.19	3.36
T. Rowe Price Government Money Portfolio	37,993	20.10	764	1.20	-	(1.19)
T. Rowe Price Limited Term Bond Portfolio	26,371	36.69	967	1.20	1.36	0.16
T. Rowe Price Equity Income Portfolio	52,703	25.42	1,340	1.20	2.29	17.76
T. Rowe Price Personal Strategy Balanced Portfolio	68,904	65.50	4,513	1.20	1.65	5.19
T. Rowe Price Mid-Cap Growth Portfolio	17,946	35.10	630	1.20	-	5.00
T. Rowe Price International Stock Portfolio	17,726	11.06	196	1.20	1.06	0.91
Vanguard Balanced Portfolio	31,890	24.79	790	1.20	2.53	9.70
Vanguard Equity Index Portfolio	14,289	22.99	329	1.20	2.28	10.49
Vanguard High Yield Bond Portfolio	7,422	21.13	157	1.20	5.30	10.03
Vanguard Small Company Growth Portfolio	16,540	27.95	462	1.20	0.35	13.58
Vanguard Mid-Cap Index Portfolio	16,750	29.07	487	1.20	1.32	9.80
Vanguard REIT Index Portfolio	15,167	34.45	522	1.20	2.36	7.07

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 and 2018
7.   Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	68,637	$11.36	$780	1.20%	0.63%	4.09%
Janus Aspen Enterprise Portfolio	110,889	100.02	11,091	1.20	0.65	2.79
Janus Aspen Forty Portfolio	64,538	17.05	1,101	1.20	-	10.88
Janus Aspen Global Research Portfolio	42,533	8.54	363	1.20	0.63	(3.46)
Janus Aspen Balanced Portfolio	53,168	20.55	1,093	1.20	1.57	(0.58)
T. Rowe Price Prime Reserve Portfolio	39,421	20.34	802	1.20	-	(1.20)
T. Rowe Price Limited Term Bond Portfolio	29,233	36.63	1,071	1.20	1.15	(0.89)
T. Rowe Price Equity Income Portfolio	60,109	21.59	1,298	1.20	1.82	(7.97)
T. Rowe Price Personal Strategy Balanced Portfolio	76,951	62.27	4,792	1.20	1.71	(1.24)
T. Rowe Price Mid-Cap Growth Portfolio	21,408	33.43	716	1.20	-	5.29
T. Rowe Price International Stock Portfolio	18,243	10.96	200	1.20	0.90	(2.09)
Vanguard Balanced Portfolio	33,009	22.60	746	1.20	2.45	(1.11)
Vanguard Equity Index Portfolio	15,352	20.81	319	1.20	2.00	0.05
Vanguard High Yield Bond Portfolio	7,920	19.20	152	1.20	6.69	(2.75)
Vanguard Small Company Growth Portfolio	17,269	24.61	425	1.20	0.42	(3.92)
Vanguard Mid-Cap Index Portfolio	15,961	26.47	423	1.20	1.28	(2.62)
Vanguard REIT Index Portfolio	13,474	32.17	433	1.20	1.82	1.00

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

8.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.